Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	15.00%
Maximum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	20.00%	[1]
Maximum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Maximum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Maximum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	33.00%
Minimum | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	2.00%	[1]
Minimum | Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	3.00%
Minimum | Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	4.00%
Minimum | Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets			12.00%

[1]	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.